EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE

The components of the numerator and the denominator in the calculation of basic and diluted earnings per share for the six months ended June 30, 2019 and 2018 are as follows:

(in thousands of $)	2019	2018
Net income (loss)	(40,551)	25,663

(in thousands)	2019	2018
Weighted average number of shares outstanding - basic	143,687	144,032
Dilutive effect of share options	—	315
Weighted average number of shares outstanding - diluted	143,687	144,347

Total outstanding share options of 495,000 were anti-dilutive in the six months ended June 30, 2019, using the treasury stock method. In the six months ended June 30, 2018, share options using the treasury stock method were dilutive by 315,239 shares and only insignificantly impacting our earnings per share in the period. In the six months ended June 30, 2019, we acquired an aggregate of 350,000 shares and distributed 50,000 treasury shares as settlement for 50,000 share options that were exercised. As of June 30, 2019, we held 745,000 treasury shares (December 31, 2018: 445,000 treasury shares). Our treasury shares have been weighted for the portion of the period they were outstanding.